Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2022 shares	Jul. 31, 2021 CNY (¥) shares	Jul. 31, 2021 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Nov. 11, 2023 USD ($)
Ordinary shares
Authorized share capital | $					$ 100,000
Common stock, shares authorized					5,000,000,000
Number of Class A ordinary shares issuable in conversion					1
Issuance of ordinary shares in connection with initial public offering, net of issuance cost | ¥							¥ 28,033,106
Repurchase program
Ordinary shares
No of shares authorized | $								$ 1,000,000
Stock repurchased (value)				¥ 112,666	$ 15,860
Class A ordinary shares
Ordinary shares
Common stock, shares authorized					4,000,000,000	4,000,000,000
Common stock, par value | $ / shares					$ 0.00002	$ 0.00002
Number of votes per share | Vote					1
Issuances of ordinary shares pursuant to share incentive plan	20,917,324
Common stock, shares outstanding					1,104,888,353	1,084,058,607
Repurchase of ordinary shares (in shares)				1,100,000	1,100,000
Class B ordinary Shares
Ordinary shares
Common stock, shares authorized					500,000,000	500,000,000
Common stock, par value | $ / shares					$ 0.00002	$ 0.00002
Number of votes per share | Vote					10
Common stock, shares outstanding					97,556,869	112,895,380
Stock issued during period, conversion from one class to another				19,778,967	19,778,967
Ordinary shares, class not yet designated
Ordinary shares
Common stock, shares authorized					500,000,000
Common stock, par value | $ / shares					$ 0.00002
ADS | Repurchase program
Ordinary shares
Stock repurchased (shares)				4,200,000	4,200,000
Ordinary Shares
Ordinary shares
Issuance of ordinary shares in connection with initial public offering, net of issuance cost (in shares)							79,200,000
Issuance of ordinary shares in connection with initial public offering, net of issuance cost | ¥							¥ 10
Conversion of convertible preferred shares to ordinary shares in connection with initial public offering (in shares)							933,349,567
Issuances of ordinary shares pursuant to share incentive plan						20,917,324
Repurchase of ordinary shares (in shares)							(697,470)
Ordinary Shares | Class A ordinary shares | IPO
Ordinary shares
Issuance of ordinary shares in connection with initial public offering, net of issuance cost (in shares)		79,200,000	79,200,000
Issuance of ordinary shares in connection with initial public offering, net of issuance cost		¥ 28,033,106	$ 4,331,978
Conversion of convertible preferred shares to ordinary shares in connection with initial public offering (in shares)		933,307,510	933,307,510